RESTRUCTURING CHARGES (Tables)	12 Months Ended
Dec. 31, 2015
RESTRUCTURING CHARGES [Abstract]
Summary of activities related to restructuring charges
In millions of $	Employee Severance	Other	Total

Liability as of January 1, 2015	-	-	-
Restructuring charges	19.0	3.0	22.0
Cash payments	(14.8)	(1.3)	(16.1)
Effect of foreign currency translation	(0.2)	0.0	(0.2)
Liability as of December 31, 2015	4.0	1.7	5.7